Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	SAND
Entity Registrant Name	SANDSTORM GOLD LTD
Entity Central Index Key	0001434614
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	180,881,580